Long-Term Debt - Schedule of Issuances Under Term Loan and Equipment Advances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Term Loan	$ 10,000
Equipment Advances - January 31, 2019 Issuance [Member]
Debt Instrument [Line Items]
Term Loan	2,410
Equipment Advances – April 29, 2019 Issuance [Member]
Debt Instrument [Line Items]
Term Loan	2,428
Equipment Advances – June 27, 2019 Issuance [Member]
Debt Instrument [Line Items]
Term Loan	2,162
Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	$ 3,000